Schedule of Outstanding amount Of debt (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 22, 2022
Debt Disclosure [Abstract]
2023	$ 768,231	$ 1,018,918
2024	1,070,034	1,066,808
2025	1,118,514	1,119,689
2026	700,256	700,256
2027	62,304	62,304
Long term debt	$ 3,719,339	$ 3,967,975	$ 1,267,199